Financial Instruments	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

23. Financial instruments

23.1 Financial assets

Financial assets, other than cash and short-term deposits, comprised the following at September 30, 2024 and September 30, 2023:

(in USD)	September 30, 2024	September 30, 2023
Financial assets at amortized cost
Trade receivables	21,515	—
Lease deposits	40,165	36,878
	61,680	36,878
Financial assets at fair value through profit or loss
Forward purchase agreement	—	2,660,568
	—	2,660,568
Total financial assets	61,680	2,697,446

Current	39,409	17,606
Non-current	22,271	2,679,840

On April 26, 2023, the Company and CIIG II (which upon the consummation of the Business Combination became the Company’s wholly owned subsidiary) entered into separate agreements (each a “Forward Purchase Agreement” or an “FPA,” and together, the “Forward Purchase Agreements”) with two counterparties (the “Sellers”) for OTC Equity Prepaid Forward Transactions, pursuant to which the Sellers might, but were not obligated to, purchase up to 10,000,000 shares of CIIG II Class A common stock, par value $0.0001 per share, in the aggregate before the consummation of the Business Combination, upon which such stock was to be exchanged for Ordinary Shares. The complete terms and conditions of the Forward Purchase Agreements were disclosed in the Company’s report on Form 6-K dated April 26, 2023.

The Forward Purchase Agreements were initially recognized as a financial asset at their fair value on April 26, 2023 based on a Monte Carlo simulation model.

The Forward Purchase Agreements were valued at $2,660,568 at September 30, 2023 based on a Monte Carlo simulation. A cumulative fair value loss of $48,552,478 was recognized in other income and expense in relation to the Forward Purchase Agreements in the year ended September 30, 2023 (see Note 9).

On January 23, 2024, the Forward Purchase Agreements were canceled by mutual agreement and the carrying value upon that date recognized as an expense in other income and expense.

23.2 Financial liabilities

Financial liabilities comprised the following at September 30, 2024 and September 30, 2023:

(in USD)	September 30, 2024	September 30, 2023
Financial liabilities at amortized cost
Accounts payable and accrued liabilities	20,497,131	19,754,628
Loans and borrowings	4,255,773	4,736,583
Convertible loan notes	1,488,517	—
Loans and borrowings from related parties	309,191	—
Lease liabilities	363,718	396,734
	26,914,330	24,887,945
Financial liabilities at fair value through profit or loss
Warrants	242,653	603,028
Convertible loan notes	407,480	—
	650,133	603,028
Total financial liabilities	27,564,463	25,490,973

Current	26,959,670	24,568,306
Non-current	604,793	922,667

Standby Equity Purchase Agreements

On February 10, 2024, the Company entered into a Standby Equity Purchase Agreement (the “Original SEPA”) with YA II PN, Ltd. (“Yorkville”), a Cayman Islands exempt limited partnership that is an affiliate of Yorkville Advisors Global, LP, pursuant to which the Company had the right to sell to Yorkville up to $10.0 million (the “Original Commitment Amount”) of its ordinary shares, subject to certain limitations and conditions set forth in the Original SEPA, from time to time during the term thereof.

Under the agreement, Yorkville agreed to advance to the Company $1.5 million in two tranches (the “Original Pre-Paid Advance”) in exchange for convertible promissory notes (the “Original Convertible Notes”). The first advance of $500,000 was disbursed on March 20, 2024 and the balance of $1.0 million was disbursed on April 23, 2024. The purchase price for the Pre-Paid Advance was 95% of the principal amount thereof. The notes were not interest bearing and were repayable in March 2025. The Original Convertible Notes relating to the Pre-Paid Advance were recognized as a financial liability with two separate embedded derivatives. The embedded derivatives related to the conversion option and a floor price amortization event feature under which early repayment of the Original Convertible Notes was required subject to certain share price criteria being met.

Between April 23, 2024 and June 13, 2024, Yorkville exercised its right to require the issuance and sale of a total of 906,219 ordinary shares in the Company. Following these issuances there were no Original Convertible Notes outstanding. On June 13, 2024 the Company directed Yorkville to purchase 84,690 ordinary shares.

On July 11, 2024, the Company entered into a new Standby Equity Purchase Agreement (the “New SEPA”) with Yorkville, pursuant to which the Company has the right to sell to Yorkville up to $50 million (“the Commitment Amount”) of its ordinary shares, subject to certain limitations and conditions set forth in the New SEPA, from time to time during the term thereof.

Under the new agreement, Yorkville agreed to advance to the Company $4.0 million in three tranches (the “New Pre-Paid Advance”) in exchange for convertible promissory notes (the “New Convertible Notes”). The first advance of $1.0 million was disbursed on July 11, 2024. The second advance of $1.0 million was disbursed on July 23, 2024. The balance of $2.0 million was disbursed on July 26, 2024. The purchase price for the Pre-Paid Advances was 95% of the principal amount thereof. The notes are not interest bearing and are repayable in July 2025. The New Convertible Notes relating to the Pre-Paid Advance were recognized as a financial liability with embedded derivatives. The embedded derivatives related to the conversion option and a floor price amortization event feature under which early repayment of the New Convertible Notes is required subject to certain share price criteria being met.

Between July 29, 2024 and September 16, 2024, Yorkville exercised its right to require the issuance and sale of a total of 145,197 ordinary shares in the Company. At September 30, 2024 there were outstanding New Convertible Notes with an aggregate principal amount of $2.1 million.

Following repayment of the New Convertible Notes, or otherwise, subject to certain conditions and limitations, the Company has the right, but not the obligation, from time to time during the term of the New SEPA, to direct Yorkville to purchase specified numbers of Company shares, priced according to the New SEPA by delivering written notice to Yorkville. See Note 26 for further details.

The following is a summary of the interest bearing loans and borrowings of the Group as at September 30, 2024 and September 30, 2023:

	Interest rate	Maturity	September 30, 2024	September 30, 2023
Current
Bank loans	2.50%	Within one year	15,925	14,527
Promissory notes	0.00% to 15.00%	Within one year	4,229,840	3,699,191
Convertible loan notes	0.00%	Within one year	2,100,000	—
			6,345,765	3,713,718
Non-current
Bank loans	2.50%	2026	10,009	22,866
Promissory notes	15.00%	2025	—	1,000,000
Promissory notes issued to related parties	15.00%	2026	309,191	—
			319,200	1,022,866

As at September 30, 2024, there were 26,437,500 warrants outstanding which do not meet the criteria for equity accounting and are accounted for as a financial liability with movements in fair value being reported within other expenses. For the year ended September 30, 2024, total gains on revaluation of $360,375 ($2,039,723 for the year ended September 30, 2023) were recorded in relation to the warrants. See Notes 9 and 19.

23.3 Fair value

The fair value of the derivatives embedded within the SEPA was measured using a Monte Carlo simulation. The table below presents the key inputs used in the model at September 30, 2024. Share price was measured using Level 1 inputs. Expected volatility was measured using Level 3 inputs based on the volatility of the share prices of a basket of comparable listed companies.

Share price	$3.08
Conversion price/floor price	$1.87
Expected volatility	55.0%
Dividend yield	0.0%
Risk free interest rate	5.0%
Time to expiry	0.8 years
Fair value	$407,480

Management assessed that the fair value of other receivables and trade and other payables approximated their carrying value due to the short-term maturities of those instruments.

The fair value of public warrants was measured using Level 1 inputs and the fair value of private placement warrants was measured using Level 3 inputs.

23.4 Interest rate risk management

Interest rate risk is the risk that changes in interest rates will affect the income and financial management of the Group. The Group is not exposed to interest rate risk as none of its loans and borrowings have a variable interest rate.

23.5 Foreign currency risk management

Foreign currency risk is the risk that arises when individual Group entities enter into transactions denominated in a currency other than their functional currency. The Group does not currently hedge against currency risk through the use of financial instruments such as foreign currency swaps.

The Group is predominantly exposed to currency risk on unpaid liabilities related to the Business Combination incurred by Zapp UK which are denominated in USD, while the functional currency of Zapp UK is GBP.

The following tables demonstrate the sensitivity to a reasonable possible change in exchange rates, with all other variables held constant. The impact on the Group's profit before tax is due to changes in the fair value of monetary assets and liabilities. The impact on the Group's equity is due to changes in the value of the net assets of entities whose functional currency is not USD.

(in USD)	Effect on profit before tax	Effect on equity
5% strengthening of GBP against USD	356,292	136,659
5% weakening of GBP against USD	(393,796)	(151,044)

5% strengthening of EUR against USD	—	46,481
5% weakening of EUR against USD	—	(51,374)

5% strengthening of THB against USD	—	(165,357)
5% weakening of THB against USD	—	182,763

23.6 Credit risk management

Credit risk is the risk of financial loss to the Group if a customer or bank (“counterparty”) fail to meets its contractual obligations resulting in a financial loss to the Group. Since the Group has yet to commence meaningful sales, the Group’s maximum exposure to credit risk at the year end was equal to the carrying amount of cash and cash equivalents on the statement of financial position.

Credit risk from balances with banks and financial institutions is managed by only holding cash and cash equivalents with reputable banks that are perceived to have a low risk of failure.

23.7 Liquidity risk management

Liquidity risk refers to the ability of the Group to meet the obligations associated with its financial liabilities that are settled as they fall due.

The table below summarizes the maturity profile of the Group's financial liabilities based upon contractual, undiscounted payments:

(in USD)	Less than one year	1 to 5 years	Over 5 years	Total
Bank loans	15,925	10,603	—	26,528
Promissory notes	4,404,840	—	—	4,404,840
Lease liabilities	93,924	284,165	120,364	498,453
Accounts payable and accrued liabilities	20,497,131	—	—	20,497,131
	25,011,820	294,768	120,364	25,426,952